SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) ¥ in Thousands, $ in Thousands	3 Months Ended			9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues	$ 16,600	¥ 112,708	¥ 126,556	$ 52,794	¥ 358,450	¥ 410,560
Accounts receivable, net	3,616			3,616			¥ 24,549	¥ 17,939
Deferred Revenue, Revenue Recognized					165,111
Deferred revenue	$ 37,906			$ 37,906			257,368	165,111
K-12 Schools [Member]
Revenues		58,966	52,256		185,766	203,214
Deferred revenue							195,576	96,301
CP&CE Programs
Revenues		¥ 53,742	¥ 74,300		¥ 172,684	¥ 207,346
Deferred revenue							¥ 61,792	¥ 68,810